Bank Loans (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Short-term bank loans	$ 7,280,369		$ 7,817,610
Weighted average interest rate, percentage	6.51%	5.97%
Interest expenses	$ 200,000	$ 200,000
Minimum [Member]
Borrowings, interest rate	5.66%
Maximum [Member]
Borrowings, interest rate	6.74%